Remeasurement of Acquisition Liabilities (Details 1) (Remeasurement Of Warrants [Member], USD $)	6 Months Ended
Jun. 30, 2012
Remeasurement Of Warrants [Member]
Share Price	$ 4.40
Risk-free interest rate	1.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years